Belmont Theta Income Fund
Schedule of Investments
April 30, 2022 - (Unaudited)
U.S. GOVERNMENT & AGENCIES
(a)(b)(c)
— 95.09%
Principal
Amount Fair Value
United States Treasury Bill, 0.02% , 5/19/2022 $ 1,000,000 $ 999,901
United States Treasury Bill, 0.04% , 8/11/2022 2,000,000 1,994,619
United States Treasury Bill, 0.08% , 11/3/2022 2,000,000 1,985,733
United States Treasury Bill, 0.14% , 12/1/2022 2,000,000 1,983,522
United States Treasury Bill, 0.29% , 12/29/2022 1,000,000 990,156
United States Treasury Bill, 0.54% , 1/26/2023 2,000,000 1,975,805
United States Treasury Bill, 1.37% , 3/23/2023 2,000,000 1,967,893
Total U.S. Government & Agencies (Cost $11,962,775) 11,897,629
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 1.87%
S & P 500 Index
(c)
86 $ 35,534,598 $ 3,850.00 May 2022 $ 233,920
Total Options Purchased (Cost
$106,063) 233,920
Total Investments — 96.96% (Cost $12,068,838) 12,131,549
Other Assets in Excess of Liabilities — 3.03% 379,643
NET ASSETS — 100.00% $ 12,511,192
(a) All of these securities are held as collateral for options.
(b) The rate shown represents effective yield at time of purchase.
(c) Non-income producing security.

Belmont Theta Income Fund
Schedule of Open Written Options Contracts
April 30, 2022 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN PUT OPTIONS (4.52)%
S & P 500 Index
(a)
(86) $ (35,534,598) $ 4,050.00 May 2022 $ (565,880)
Total Written Options (Premiums Received
$214,545) $ (565,880)
(a) Non-income producing security.